PROVISIONS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
PROVISIONS AND CONTINGENT LIABILITIES
PROVISIONS AND CONTINGENT LIABILITIES

NOTE 21. PROVISIONS AND CONTINGENT LIABILITIES

21.1. Provisions

The following tables show the detail of the provisions:

As of December 31, 2019

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings	guarantees(1)	commitments(1)	contracts(2)	Total
In millions of COP
Balance at January 1, 2019	36,873	468	23,100	104,559	3,033	168,033
Additions recognized in the year	7,272	6,139	16,210	73,101	-	102,722
Provisions used during the period	(3,122)	-	-	-	(2,796)	(5,918)
Provisions reversed during the period	(5,729)	-	(22,365)	(46,835)	(267)	(75,196)
Foreign currency translation adjustment	395	-	-	561	-	956
Effect of discounted cash flows	63	-	-	-	30	93
Final balance at December 31, 2019	35,752	6,607	16,945	131,386	-	190,690
(1)	The provisions for financial guarantees and loan commitments as of December 31, 2019 were estimated according to the expected credit losses methodology required by IFRS 9.
(2)	During 2019, the onerous contracts were finished.

As of December 31, 2018

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings	guarantees(1)	commitments(1)	contracts	Total
In millions of COP
Balance at December 31, 2017	30,412	1,592	52,290	99,500	-	183,794
Effect of adoption of IFRS 9	-	-	(3,215)	(8,574)	-	(11,789)
Balance at January 1, 2018	30,412	1,592	49,075	90,926	-	172,005
Additions recognized in the year	22,281	7,272	7,708	21,922	2,759	61,942
Provisions used during the period	(6,489)	-	(5)	-	-	(6,494)
Provisions reversed during the period	(10,176)	(8,396)	(33,686)	(13,713)	-	(65,971)
Foreign currency translation adjustment	606	-	8	5,424	274	6,312
Effect of discounted cash flows	239	-	-	-	-	239
Final balance at December 31, 2018	36,873	468	23,100	104,559	3,033	168,033
(1)	The provisions for financial guarantees and loan commitments as of December 31, 2018 were estimated according to the expected credit losses methodology required by IFRS 9.

The following explains the significant changes in the provisions of financial guarantees and loan commitments during period at December 31, 2019 and 2018 with the expected credit loss model:

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2019	112,754	14,890	15	127,659
Net remeasurement of loss allowance	10,530	15,810	28	26,368
Transfer 12-month ECL	44,126	(35,204)	-	8,922
Transfer Lifetime ECL not credit-impaired	(28,589)	70,573	(3)	41,981
Transfer Lifetime ECL credit-impaired	(5,007)	(19,559)	31	(24,535)
Provisions used during the period	57,377	5,564	2	62,943
Provisions reversed during the period	(61,265)	(7,923)	(12)	(69,200)
Translation adjustment	469	92	-	561
Balance at December 31, 2019	119,865	28,433	33	148,331

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2018	125,189	14,502	310	140,001
Net remeasurement of loss allowance	(24,851)	3,239	17,602	(4,010)
Transfer 12-month ECL	(16,727)	(20,644)	(3,528)	(40,899)
Transfer Lifetime ECL not credit-impaired	(5,216)	33,702	(7,769)	20,717
Transfer Lifetime ECL credit-impaired	(2,908)	(9,819)	28,899	16,172
Provisions used during the period	28,360	988	6,741	36,089
Provisions reversed during the period	(20,459)	(4,757)	(24,637)	(49,853)
Translation adjustment	4,515	918	(1)	5,432
Balance at December 31, 2018	112,754	14,890	15	127,659

Judicial proceedings

The judicial provisions refer to pending legal proceedings on employment matters, ordinary lawsuits, class actions suits, civil actions within criminal prosecutions and executive proceedings against the Bank. In the opinion of management, after receiving pertinent legal advice, the payments that will be made by these processes will not generate significant losses in addition to the provisions recognized as of December 31, 2019 and 2018, the Bank does not expect to obtain any kind of reimbursement from judicial proceedings raised against it and, therefore, has not recognized any assets for that purpose, see Note 21.2 Contingent liabilities.

Administrative proceedings

It corresponds mainly to COP 5,467 as a result through government channels about discussion by difference of criteria in ICA tax.

Loan commitments

In order to meet the needs of its customers, the Bank issues loan commitments, letters of credit and bank guarantees. Loan commitments are those approved irrevocable loans, in which, despite having acquired a commitment to grant them, due to the contract or agreement or for any other reason they are still pending disbursement.

Financial guarantees

The Bank grants bank guarantees on behalf of its customers. A bank guarantee represents an irrevocable commitment where the Bank will monetarily cover up to the maximum amount guaranteed, the breach of the client's contractual obligations to third parties for a certain period of time. These are commitments issued by the Bank to guarantee the performance of a customer to a third party and are mainly issued to guarantee agreements established between parties from the energy sector, hydrocarbons sector, private sector and public procurement contracts. The Bank expects most of those guarantees provided to expire before they are used.

The events or circumstances that would require the Bank to perform under a guarantee are determined by the type of guarantee:

Guarantees for the energy sector

The Bank shall be responsible before the guarantee’s beneficiary in the following situations:

•	Lack of energy supply due to a low availability from the generating company (the guaranteed entity).
•	Non-compliance with the contract signed by the guaranteed entity.
•	Non-compliance with the payment of energy supply.
•	Non-compliance with the construction and operating of power plants.
•	Non-compliance with the construction and operating of transmission lines.

Guarantees for the hydrocarbons sector

The Bank shall be responsible before the guarantee’s beneficiary in the following situations:

•	Non-compliance with the contractual obligations in the Minimum Exploration Program.
•	Non-compliance with the contractual obligations in the Additional Exploratory Program
•	Non-compliance with the contractual obligations in the Post Exploratory Program.
•	Non-compliance with the comply with the Technical Evaluation obligations.

Guarantees for public procurement

The amount guaranteed should be reimbursed by the Bank to the beneficiary of the guarantee which is a Government entity, in case the contractor breaches the agreed terms or its legal obligations.

Commitment issued by the Bank to guarantee the performance of a customer from the private sector

The amount guaranteed should be reimbursed to the beneficiary of the guarantee in case of breach of agreed covenants by the customer guaranteed or upon its financial insolvency.

As of December 31, 2019

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	320,004
Guarantees greater than 1 month and up to 3 months	486,485
Guarantees greater than 3 months and up to 1 year	2,579,639
Guarantees greater than 1 year and up to 3 years	696,768
Guarantees greater than 3 year and up to 5 years	68,150
Guarantees greater than 5 years	144,904
Total	4,295,950

As of December 31, 2018

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	303,308
Guarantees greater than 1 month and up to 3 months	780,103
Guarantees greater than 3 months and up to 1 year	2,287,434
Guarantees greater than 1 year and up to 3 years	1,426,992
Guarantees greater than 3 year and up to 5 years	277,710
Guarantees greater than 5 years	177,828
Total	5,253,375

The total amount outstanding is the maximum potential payments which represent a “worse-case scenario”, and do not reflect expected results.

Onerous contracts

For the Bank an onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

21.2. Contingent liabilities

The contingencies with a claimed amount higher than USD 5,000 by claimed amount against the Bank, with significant importance to be disclosed in notes to the financial statements as of December 31, 2019 are presented below:

BANCOLOMBIA

Constitutional Public Interest Action (“Acción Popular”) of Carlos Julio Aguilar, et al.

This constitutional public interest action (“Acción Popular”) was filed by the plaintiff arguing that the restructuring of the Departamento del Valle’s financial obligations and the performance plan executed, allegedly violates the collective rights of the public administration’s morality and of the public funds of the Departamento del Valle.

This action was on hold due to its consolidation with the constitutional public interest action filed by Carlos Aponte against various financial institutions. As of December 31, 2019, such proceeding is in the evidentiary stage, specifically in the practice of the expert opinion and no provisions have been made.

Fiscal Responsibility Lawsuit (“Proceso de responsabilidad fiscal”) between Contraloría Departamental de Cundinamarca vs. GEHS, Bancolombia, et al.

The Wastewater Treatments Plant Chía I Delicias Sur of the Municipality of Chía’s development was defined through a leasing agreement entered on September 28, 2015 by and between the Municipality of Chia (tenant) and Bancolombia S.A., valued at USD 5,846. The object of such agreement was into the financing of the project, optimization, design and construction of the wastewater treatment plant PTAR Chía I Delicias Sur; as of December 31, 2018, the agreement was in the stage of advances (with payment of interest on the disbursements made to the supplier), which refers to the contractual stage in which the resources are delivered for the execution of the project in advance of the final payment. The current Mayor of the Municipality of Chía has conveyed anomalies he has found in the execution of the aforementioned project and, as a consequence of the aforementioned anomalies, the Contraloría de Cundinamarca initiated a fiscal responsibility lawsuit for an alleged patrimonial detriment in public funds of the amount of USD 5,846 against GEHS Global Environment and Health Solutions of Colombia (provider), Guillermo Varela Romero, Rafael Antonio Ballesteros Gómez, Luis Alejandro Prieto González and Bancolombia S.A.

As of December 31, 2019, the fiscal responsibility lawsuit is in the evidentiary stage and has a provision of USD 1,126.

Bancolombia´s Judicial Litigations concluded during 2019

The following contingencies listed below are contingencies reported as of December 31, 2018 that were concluded in the Bank’s favor as of December 31, 2019:

Case/Procedure	Amount	Termination/Decision
Miles of USD
Colombian National Tax Office (DIAN) Resolution 04 of 2017	6,101	Favorable

BANITSMO

Ordinary claim filed by Melenao Mora and Said Diaz:

The plaintiffs claim the payment of the costs of the material and moral damages resulting from a criminal proceeding filed by Banistmo (28‑10‑2004) against them for alleged criminal acts that caused damage to the bank because of the issuance of credit lines to enterprises where they figured as legal representatives.

The plaintiffs seek the payment of material and moral damages which according to their valuation amounts to USD 20,000.  By means of the judgement made by the first instance, the bank should repair the material damages, product of the criminal process imposed against the plaintiffs, as well as to pay the sum of USD 2,300 to each of the plaintiffs for moral damages.

The Bank filed an appeal against the judgement made by the first instance, motivated by the errors made in the admission of the evidence and legal grounds in which the decision was based on. The external counsel has labeled this contingency as possible.

Ordinary claim filed by Deniss Rafael Perez Perozo, Carlos Pérez Leal and others.

Promotora Terramar (a HSBC client) received USD 299 in payments through Visa Gift Cards issued by U.S Bank, as partial payment for two apartments in Panama City.

The Credit Card Securities and Fraud Prevention department of the HSBC bank detected an irregular activity promoted by Promotora Terramar, when a deposit monitoring alert was activated due to the high number of cards with the same BIN and Bank. Therefore, pursuant to the Business Establishments Affiliate Agreement, HSBC held USD 287 from Promotora Terramar´s accounts;  nevertheless, after further investigations the money was refunded.

The plaintiffs’ claim a compensation of the material and moral damages caused, which according to their valuation amounts to USD 5,252. As of December 31, 2019, the process is suspended and pending the initiation of the evidentiary stage. The external counsel has labeled this contingency as remote.

BANCO AGRÍCOLA

The authority on taxes of El Salvador, in accordance with the resolution of October 2018, determined that Banco Agrícola failed to pay and declare income taxes related to fiscal year 2014 for a total of USD 11,116 and the corresponding fine of USD 5.5.

The Bank filed an appeal. In the Bank´s opinion, the General Directorate of Internal Tax made some law and fact errors. The attorneys have labeled this contingency as remote.

ARRENDADORA FINANCIERA S.A. ARFINSA SUBSIDIARY OF BANCO AGRÍCOLA

Corporación de Alimentos S.A. de CV

The plaintiffs filed a claim for alleged damages derived from funds wrongfully delivered to third parties that were not entitled to receiving said funds. The claim seeks USD 6,454. As of December 31, 2019, the process is the evidentiary stage. The external counsel has labeled this contingency as remote.

BANCO AGROMERCANTIL

Superintendencia de Administración Tributaria

The Superintendence of Tax Administration of Guatemala (STA) contested the income tax return corresponding to the year 2014 and demanded an adjustment from the Bank valued in USD 13,617 (USD 6,808 tax plus a fine of USD 6,808 ). The Bank disagrees with the STA´s adjustment and initiated a judicial proceeding against the STA asking the court to declare the illegality of the adjustment. As of December 31, 2019, the claim is currently in the evidentiary stage. The external counsel has labeled this contingency as remote.

Delicarnes, Sociedad Anónima

Delicarnes, Sociedad Anónima, acquired a mortgage loan in BAM and failed its obligation to pay it on the agreed date, so BAM filed a collection action against it. Delicarnes, opposed the collection action, and filed against BAM, an ordinary claim for damages because it argues considers that did not breach the contract and therefore, should not have been sued, Delicarnes claims compensation from BAM of USD 70,379. The Bank opposed to Delicarne´s claim and as of December 31, 2019, this process is in the evidentiary stage. The external counsel has labeled this contingency as remote.

Dany Ward Mcnab Valladares

North Shore Development Company, S.A (NSDC) acquired several credits with BAM and Mercom Bank Ltd. (BAM 'subsidiary company) that did not pay in the agreed upon terms, so to pay the debts, NSDC gave BAM and Mercom Bank Ltd., with the express authorization of its shareholders (including the shareholder Dany Ward Mcnab Valladares), some properties for the sum of USD 23,800.

After giving the assets in payment, Dany Ward Mcnab Valladares, a shareholder of North Shore Development Company, S.A (NSDC), filed a claim for the annulment of non- recourse debts in favor of BAM and Mercom Bank, that were made by North Shore Development Company, S.A. and the recognition of damages. His claim was based on the fact that, when North Shore Development Company, S.A, paid with its goods to BAM and Mercom Bank it was left without sufficient assets to pay him a debt for USD 18,200. As of December 31, 2019, the process is in the notification stage of the claim response. This legal procedure is carried out in the Courts of the Island of Roatan, Republic of Honduras and in the opinion of the external counsel; the probability of this contingency is remote.